Commitment And Contingencies - Additional Information (Detail) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
lease expenses		$ 3,200,000	$ 2,300,000	$ 3,100,000	$ 2,600,000
Performance Guarantee [Member]
Guarantor Obligations, Term		The Company guarantees certain specified minimum solar energy production output under the Company’s PPA agreements, generally over a term of 10, 15 or 25 years.		The Company guarantees certain specified minimum solar energy production output under the Company’s PPA agreements, generally over a term of 10, 15 or 25 years.
Agreements term		15 years		15 years
Performance guarantee obligations	$ 0	$ 0		$ 0	$ 0
Performance Guarantee [Member] | Maximum [Member]
Agreements term		25 years		25 years
Performance Guarantee [Member] | Minimum [Member]
Agreements term		10 years		10 years
CBRE Acquisition Holdings Inc [Member]
Underwriting discounts and commissions per share	$ 0.55	$ 0.55		$ 0.55
Underwriting discounts and commissions value	$ 22,137,500	$ 22,137,500
Payment of Financing and Stock Issuance Costs	8,050,000	8,050,000
Accrued offering costs	$ 14,087,500	$ 14,087,500		$ 14,087,500
Percent of underwriting agreement to deferred underwriting commissions held in the Trust Account	20.00%	20.00%		20.00%